Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC
Prospectus Date		rr_ProspectusDate	May 01, 2015
Supplement [Text Block]		csgifi_SupplementTextBlock

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Class A (CSUAX), Class C (CSUCX), Class I (CSUIX),

Class R (CSURX) and Class Z (CSUZX) Shares

Supplement dated June 17, 2015 to

Summary Prospectus and Prospectus dated May 1, 2015

Fee Limitation Agreement

The Board of Directors of the Fund has agreed to the termination of the Fund's fee waiver/expense reimbursement agreement, effective August 1, 2015.

Accordingly, the "Fund Fees and Expenses" sections of the Summary Prospectus and Prospectus are hereby replaced in its entirety:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in "How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You" in the Fund's prospectus (the "Prospectus") and "Reducing the Initial Sales Load on Class A Shares" in the Fund's statement of additional information (the "SAI").

	Class A	Class C		Class I	Class R	Class Z
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	4.50%	None		None	None	None
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%	(1)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.75%	0.75%		0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%		None	0.50%	None
Other Expenses	0.26%	0.26%		0.26%	0.26%	0.26%
Service Fee(2)	0.10%	0.25%		0.10%	None	None

Total Other Expenses	0.36%	0.51%		0.36%	0.26%	0.26%

Total Annual Fund Operating Expenses(3)	1.36%	2.01%		1.11%	1.51%	1.01%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(2)	Reflects the maximum amount of shareholder servicing fees that may be paid by a share class. Actual amounts could be less.
(3)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse expenses through July 31, 2015 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.50% for the Class A shares, 2.15% for the Class C shares, 1.15% for the Class I shares, 1.65% for the Class R shares and 1.15% for the Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund. The Advisor has not agreed to waive fees or reimburse expenses after July 31, 2015.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after July 31, 2015 (through July 31, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$582	$861	$1,161	$2,011
Class C shares
Assuming redemption at the end of the period	$304	$631	$1,083	$2,338
Assuming no redemption at the end of the period	$204	$631	$1,083	$2,338
Class I shares	$113	$353	$612	$1,352
Class R shares	$154	$477	$824	$1,802
Class Z shares	$103	$322	$558	$1,236

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Cohen & Steers Global Infrastructure Fund Inc.
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		csgifi_SupplementTextBlock

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Class A (CSUAX), Class C (CSUCX), Class I (CSUIX),

Class R (CSURX) and Class Z (CSUZX) Shares

Supplement dated June 17, 2015 to

Summary Prospectus and Prospectus dated May 1, 2015

Fee Limitation Agreement

The Board of Directors of the Fund has agreed to the termination of the Fund's fee waiver/expense reimbursement agreement, effective August 1, 2015.

Accordingly, the "Fund Fees and Expenses" sections of the Summary Prospectus and Prospectus are hereby replaced in its entirety:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in "How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You" in the Fund's prospectus (the "Prospectus") and "Reducing the Initial Sales Load on Class A Shares" in the Fund's statement of additional information (the "SAI").

	Class A	Class C		Class I	Class R	Class Z
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	4.50%	None		None	None	None
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00%	(1)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.75%	0.75%		0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%		None	0.50%	None
Other Expenses	0.26%	0.26%		0.26%	0.26%	0.26%
Service Fee(2)	0.10%	0.25%		0.10%	None	None

Total Other Expenses	0.36%	0.51%		0.36%	0.26%	0.26%

Total Annual Fund Operating Expenses(3)	1.36%	2.01%		1.11%	1.51%	1.01%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(2)	Reflects the maximum amount of shareholder servicing fees that may be paid by a share class. Actual amounts could be less.
(3)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse expenses through July 31, 2015 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.50% for the Class A shares, 2.15% for the Class C shares, 1.15% for the Class I shares, 1.65% for the Class R shares and 1.15% for the Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund. The Advisor has not agreed to waive fees or reimburse expenses after July 31, 2015.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after July 31, 2015 (through July 31, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$582	$861	$1,161	$2,011
Class C shares
Assuming redemption at the end of the period	$304	$631	$1,083	$2,338
Assuming no redemption at the end of the period	$204	$631	$1,083	$2,338
Class I shares	$113	$353	$612	$1,352
Class R shares	$154	$477	$824	$1,802
Class Z shares	$103	$322	$558	$1,236

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”) and “Reducing the Initial Sales Load on Class A Shares” in the Fund’s statement of additional information (the “SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2015
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	36.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after July 31, 2015 (through July 31, 2015, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming redemption at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption at the end of the period
Cohen & Steers Global Infrastructure Fund Inc. | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_Component1OtherExpensesOverAssets	0.26%
Service Fee	[1]	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses		rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.36%
1 Year		rr_ExpenseExampleYear01	$ 582
3 Years		rr_ExpenseExampleYear03	861
5 Years		rr_ExpenseExampleYear05	1,161
10 Years		rr_ExpenseExampleYear10	2,011
1 Year		rr_ExpenseExampleNoRedemptionYear01	582
3 Years		rr_ExpenseExampleNoRedemptionYear03	861
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,011
Cohen & Steers Global Infrastructure Fund Inc. | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	[3]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_Component1OtherExpensesOverAssets	0.26%
Service Fee	[1]	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.01%
1 Year		rr_ExpenseExampleYear01	$ 304
3 Years		rr_ExpenseExampleYear03	631
5 Years		rr_ExpenseExampleYear05	1,083
10 Years		rr_ExpenseExampleYear10	2,338
1 Year		rr_ExpenseExampleNoRedemptionYear01	204
3 Years		rr_ExpenseExampleNoRedemptionYear03	631
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,083
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,338
Cohen & Steers Global Infrastructure Fund Inc. | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_Component1OtherExpensesOverAssets	0.26%
Service Fee	[1]	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses		rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.11%
1 Year		rr_ExpenseExampleYear01	$ 113
3 Years		rr_ExpenseExampleYear03	353
5 Years		rr_ExpenseExampleYear05	612
10 Years		rr_ExpenseExampleYear10	1,352
1 Year		rr_ExpenseExampleNoRedemptionYear01	113
3 Years		rr_ExpenseExampleNoRedemptionYear03	353
5 Years		rr_ExpenseExampleNoRedemptionYear05	612
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,352
Cohen & Steers Global Infrastructure Fund Inc. | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_Component1OtherExpensesOverAssets	0.26%
Service Fee	[1]	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.51%
1 Year		rr_ExpenseExampleYear01	$ 154
3 Years		rr_ExpenseExampleYear03	477
5 Years		rr_ExpenseExampleYear05	824
10 Years		rr_ExpenseExampleYear10	1,802
1 Year		rr_ExpenseExampleNoRedemptionYear01	154
3 Years		rr_ExpenseExampleNoRedemptionYear03	477
5 Years		rr_ExpenseExampleNoRedemptionYear05	824
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,802
Cohen & Steers Global Infrastructure Fund Inc. | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_Component1OtherExpensesOverAssets	0.26%
Service Fee	[1]	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.01%
1 Year		rr_ExpenseExampleYear01	$ 103
3 Years		rr_ExpenseExampleYear03	322
5 Years		rr_ExpenseExampleYear05	558
10 Years		rr_ExpenseExampleYear10	1,236
1 Year		rr_ExpenseExampleNoRedemptionYear01	103
3 Years		rr_ExpenseExampleNoRedemptionYear03	322
5 Years		rr_ExpenseExampleNoRedemptionYear05	558
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,236

[1]	Reflects the maximum amount of shareholder servicing fees that may be paid by a share class. Actual amounts could be less.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse expenses through July 31, 2015 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.50% for the Class A shares, 2.15% for the Class C shares, 1.15% for the Class I shares, 1.65% for the Class R shares and 1.15% for the Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund. The Advisor has not agreed to waive fees or reimburse expenses after July 31, 2015.
[3]	For Class C shares, the maximum deferred sales charge does not apply after one year.